Average Annual Total Returns - FidelitySustainableUSEquityFund-RetailPRO - FidelitySustainableUSEquityFund-RetailPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2024
Fidelity Sustainable U.S. Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	24.70%
Since Inception	4.47%	[1]
Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.57%
Since Inception	4.30%	[1]
Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.71%
Since Inception	3.41%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	4.73%
IXWX9
Average Annual Return:
Past 1 year	27.82%
Since Inception	6.05%

[1]	A From June 15, 2021 .